Wilmington Large-Cap Strategy Fund PORTFOLIO OF INVESTMENTS July 31, 2022 (unaudited)	1

Description	Number of Shares	Value

COMMON STOCKS – 99.6%

COMMUNICATION SERVICES – 7.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
AT&T, Inc.	96,402	$1,810,430
EchoStar Corp., Class A*	170	3,359
Frontier Communications Parent, Inc.*	3,350	86,798
Lumen Technologies, Inc.#	13,485	146,852
Verizon Communications, Inc.	56,700	2,618,973
		$4,666,412

ENTERTAINMENT – 1.4%
Activision Blizzard, Inc.	10,520	841,074
AMC Entertainment Holdings, Inc., Class A*,#	7,250	105,560
Electronic Arts, Inc.	3,810	499,986
Liberty Media Corp. - Liberty Formula One, Class A*	105	6,509
Liberty Media Corp. - Liberty Formula One, Class C*	2,835	192,128
Lions Gate Entertainment Corp., Class A*,#	150	1,314
Live Nation Entertainment, Inc.*	2,120	199,259
Madison Square Garden Sports Corp.*	229	35,216
Netflix, Inc.*	5,900	1,326,910
Playtika Holding Corp.*	1,400	17,178
ROBLOX Corp., Class A*	5,950	255,433
Roku, Inc.*	1,600	104,832
Spotify Technology SA*	1,900	214,738
Take-Two Interactive Software, Inc.*	2,118	281,122
Walt Disney Co. (The)*	24,633	2,613,561
Warner Bros Discovery, Inc.*	31,834	477,510
World Wrestling Entertainment, Inc., Class A	550	38,121
		$7,210,451

INTERACTIVE MEDIA & SERVICES – 4.5%
Alphabet, Inc., Class A*	81,650	9,497,528
Alphabet, Inc., Class C*	74,380	8,675,683
IAC/InterActiveCorp*	950	65,075
Match Group, Inc.*	3,792	277,991
Meta Platforms, Inc., Class A*	31,030	4,936,873
Pinterest, Inc., Class A*	7,693	149,860
TripAdvisor, Inc.*	1,600	30,416
Twitter, Inc.*	10,060	418,597
ZoomInfo Technologies, Inc.*	3,800	143,982
		$24,196,005

MEDIA – 0.9%
Altice USA, Inc., Class A*	2,700	28,377
Cable One, Inc.	90	123,901
Charter Communications, Inc., Class A*	1,552	670,619
Comcast Corp., Class A	60,200	2,258,704
DISH Network Corp., Class A*	3,546	61,594
Fox Corp., Class A	4,376	144,889
Fox Corp., Class B	1,900	58,710
Interpublic Group of Cos., Inc. (The)	5,168	154,368

Description	Number of Shares	Value

John Wiley & Sons, Inc., Class A	200	$10,444
Liberty Broadband Corp., Class A*	185	19,967
Liberty Broadband Corp., Class C*	1,918	208,928
Liberty Media Corp. - Liberty SiriusXM, Class A*	1,243	49,534
Liberty Media Corp. - Liberty SiriusXM, Class C*	2,036	81,074
Loyalty Ventures, Inc.*	316	932
New York Times Co. (The), Class A	2,100	67,095
News Corp., Class A	5,007	85,820
News Corp., Class B	1,448	25,021
Nexstar Media Group, Inc., Class A	550	103,604
Omnicom Group, Inc.	2,690	187,870
Sirius XM Holdings, Inc.#	9,240	61,723
Paramount Global, Class B	7,896	186,740
		$4,589,914

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
T-Mobile US, Inc.*	8,019	1,147,198
TOTAL COMMUNICATION SERVICES		$41,809,980

CONSUMER DISCRETIONARY – 11.7%

AUTO COMPONENTS – 0.1%
Aptiv PLC*	3,800	398,582
BorgWarner, Inc.	3,380	129,995
Gentex Corp.	3,180	89,739
Lear Corp.	800	120,912
QuantumScape Corp.*,#	3,450	37,329
		$776,557

AUTOMOBILES – 2.4%
Ford Motor Co.	55,400	813,826
General Motors Co.*	20,300	736,078
Harley-Davidson, Inc.	1,920	72,595
Lucid Group, Inc.*,#	7,500	136,875
Rivian Automotive, Inc., Class A*,#	2,500	85,750
Tesla, Inc.*	11,940	10,643,913
Thor Industries, Inc.	750	63,248
		$12,552,285

DISTRIBUTORS – 0.1%
Genuine Parts Co.	2,020	308,798
LKQ Corp.	3,668	201,153
Pool Corp.	550	196,735
		$706,686

DIVERSIFIED CONSUMER SERVICES – 0.1%
ADT, Inc.	2,560	18,688
Bright Horizons Family Solutions, Inc.*	783	73,344
Grand Canyon Education, Inc.*	400	38,428
H&R Block, Inc.	2,200	87,912
Mister Car Wash, Inc.*,#	750	8,700
Service Corp. International	2,170	161,578

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Terminix Global Holdings, Inc.*	1,668	$74,559
		$463,209

HOTELS, RESTAURANTS & LEISURE – 2.0%
Airbnb, Inc., Class A*	5,300	588,194
Aramark	3,333	111,322
Booking Holdings, Inc.*	580	1,122,700
Boyd Gaming Corp.	1,200	66,612
Caesars Entertainment, Inc.*	2,950	134,785
Carnival Corp.*,#	13,650	123,669
Chipotle Mexican Grill, Inc.*	400	625,688
Choice Hotels International, Inc.	460	55,600
Churchill Downs, Inc.	500	104,900
Darden Restaurants, Inc.	1,800	224,082
Domino’s Pizza, Inc.	500	196,055
DraftKings, Inc., Class A*,#	5,350	73,455
Expedia Group, Inc.*	2,052	217,615
Hilton Worldwide Holdings, Inc.	3,803	487,050
Hyatt Hotels Corp., Class A*	650	53,788
Las Vegas Sands Corp.*	4,720	177,897
Marriott International, Inc., Class A	3,886	617,175
Marriott Vacations Worldwide Corp.	600	82,152
McDonald’s Corp.	10,399	2,738,785
MGM Resorts International	5,060	165,614
Norwegian Cruise Line Holdings Ltd.*,#	5,750	69,863
Penn National Gaming, Inc.*	2,400	82,920
Planet Fitness, Inc., Class A*	1,178	92,838
Restaurant Brands International LP	47	2,605
Royal Caribbean Cruises Ltd.*	3,030	117,291
Six Flags Entertainment Corp.*	1,100	24,937
Starbucks Corp.	16,090	1,364,110
Travel + Leisure Co.	1,160	50,008
Vail Resorts, Inc.	578	137,061
Wendy’s Co. (The)	2,515	52,890
Wyndham Hotels & Resorts, Inc.	1,310	90,927
Wynn Resorts Ltd.*	1,368	86,841
Yum China Holdings, Inc.	50	2,436
Yum! Brands, Inc.	4,000	490,160
		$10,632,025

HOUSEHOLD DURABLES – 0.4%
DR Horton, Inc.	4,670	364,400
Garmin Ltd.	2,090	204,026
Leggett & Platt, Inc.	1,770	70,163
Lennar Corp., Class A	3,610	306,850
Lennar Corp., Class B	176	11,947
Mohawk Industries, Inc.*	655	84,154
Newell Brands, Inc.	5,269	106,487
NVR, Inc.*	50	219,655
PulteGroup, Inc.	3,240	141,329
Tempur Sealy International, Inc.	2,500	68,700
Toll Brothers, Inc.	1,600	78,688
TopBuild Corp.*	450	95,274
Whirlpool Corp.#	735	127,059
		$1,878,732

INTERNET & DIRECT MARKETING RETAIL – 3.3%
Amazon.com, Inc.*	124,950	16,862,002

Description	Number of Shares	Value

DoorDash, Inc., Class A*	3,500	$244,125
eBay, Inc.	7,790	378,828
Etsy, Inc.*	1,800	186,696
Just Eat Takeaway.com NV, ADR*	4,730	17,123
Qurate Retail, Inc., Class A	350	955
Wayfair, Inc., Class A*,#	1,048	56,498
		$17,746,227

LEISURE PRODUCTS – 0.1%
Brunswick Corp.	1,100	88,132
Hasbro, Inc.	1,840	144,845
Mattel, Inc.*	5,050	117,160
Peloton Interactive, Inc., Class A*	4,000	37,960
Polaris, Inc.	800	93,824
YETI Holdings, Inc.*	1,250	63,462
		$545,383

MULTILINE RETAIL – 0.5%
Dollar General Corp.	3,250	807,398
Dollar Tree, Inc.*	2,912	481,528
Kohl’s Corp.	1,810	52,743
Macy’s, Inc.	4,000	70,600
Nordstrom, Inc.	1,780	41,848
Ollie’s Bargain Outlet Holdings, Inc.*	873	51,463
Target Corp.	6,460	1,055,435
		$2,561,015

SPECIALTY RETAIL – 2.1%
Advance Auto Parts, Inc.	850	164,577
AutoNation, Inc.*	580	68,869
AutoZone, Inc.*	310	662,591
Bath & Body Works, Inc.	3,210	114,083
Best Buy Co., Inc.	2,880	221,731
Burlington Stores, Inc.*	950	134,074
CarMax, Inc.*	2,200	218,988
Carvana Co.*,#	1,500	43,725
Dick’s Sporting Goods, Inc.#	800	74,872
Five Below, Inc.*	778	98,860
Floor & Decor Holdings, Inc., Class A*	1,460	117,632
Foot Locker, Inc.	60	1,702
GameStop Corp., Class A*,#	3,800	129,238
Gap, Inc. (The)	2,900	27,898
Home Depot, Inc. (The)	14,500	4,363,630
Leslie’s, Inc.*	2,150	32,594
Lithia Motors, Inc.	400	106,112
Lowe’s Cos., Inc.	9,250	1,771,653
O’Reilly Automotive, Inc.*	900	633,231
Penske Automotive Group, Inc.	400	45,796
Petco Health & Wellness Co., Inc.*,#	1,150	16,008
RH*	250	69,858
Ross Stores, Inc.	4,790	389,235
TJX Cos., Inc. (The)	16,430	1,004,859
Tractor Supply Co.	1,600	306,368
Ulta Beauty, Inc.*	700	272,237
Victoria’s Secret & Co.*	1,253	46,311
Vroom, Inc.*	1,600	2,384
Williams-Sonoma, Inc.	1,010	145,864
		$11,284,980

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Capri Holdings Ltd.*	1,900	$92,492
Carter’s, Inc.	550	44,814
Columbia Sportswear Co.	468	34,637
Deckers Outdoor Corp.*	350	109,624
Hanesbrands, Inc.	5,200	58,136
Lululemon Athletica, Inc.*	1,550	481,290
NIKE, Inc., Class B	17,140	1,969,729
PVH Corp.	970	60,062
Ralph Lauren Corp.	635	62,630
Skechers USA, Inc., Class A*	1,843	69,960
Tapestry, Inc.	3,530	118,714
Under Armour, Inc., Class A*	2,428	22,483
Under Armour, Inc., Class C*	3,350	27,671
VF Corp.	4,750	212,230
		$3,364,472
TOTAL CONSUMER DISCRETIONARY		$62,511,571

CONSUMER STAPLES – 6.1%

BEVERAGES – 1.6%
Boston Beer Co., Inc. (The), Class A*	100	38,043
Brown-Forman Corp., Class A	550	39,820
Brown-Forman Corp., Class B	2,575	191,117
Coca-Cola Co. (The)	52,500	3,368,925
Constellation Brands, Inc., Class A	2,050	504,935
Keurig Dr. Pepper, Inc.	11,500	445,510
Molson Coors Beverage Co., Class B	2,300	137,425
Monster Beverage Corp.*	4,950	493,119
PepsiCo., Inc.	18,600	3,254,256
		$8,473,150

FOOD & STAPLES RETAILING – 1.4%
Albertsons Cos., Inc., Class A	2,300	61,755
BJ’s Wholesale Club Holdings, Inc.*	1,700	115,090
Casey’s General Stores, Inc.	535	108,418
Costco Wholesale Corp.	6,000	3,247,800
Grocery Outlet Holding Corp.*	1,300	55,536
Kroger Co. (The)	8,750	406,350
Performance Food Group Co.*	2,100	104,391
Sysco Corp.	6,800	577,320
U.S. Foods Holding Corp.*	2,800	88,200
Walgreens Boots Alliance, Inc.	9,500	376,390
Walmart, Inc.	19,300	2,548,565
		$7,689,815

FOOD PRODUCTS – 1.1%
Archer-Daniels-Midland Co.	7,500	620,775
Bunge Ltd.	1,895	174,965
Campbell Soup Co.	2,550	125,843
Conagra Brands, Inc.	6,200	212,102
Darling Ingredients, Inc.*	2,200	152,416
Flowers Foods, Inc.	2,300	65,343
Freshpet, Inc.*	550	29,392
General Mills, Inc.	8,000	598,320
Hershey Co. (The)	1,950	444,522
Hormel Foods Corp.	3,600	177,624
Ingredion, Inc.	850	77,333
J.M. Smucker Co. (The)	1,350	178,632

Description	Number of Shares	Value

Kellogg Co.	3,300	$243,936
Kraft Heinz Co. (The)	9,250	340,677
Lamb Weston Holdings, Inc.	1,900	151,354
McCormick & Co., Inc.	3,250	283,888
Mondelez International, Inc., Class A	18,400	1,178,336
Pilgrim’s Pride Corp.*	550	17,254
Post Holdings, Inc.*	638	55,468
Seaboard Corp.	50	203,032
TreeHouse Foods, Inc.*	50	2,171
Tyson Foods, Inc., Class A	3,750	330,037
		$5,663,420

HOUSEHOLD PRODUCTS – 1.2%
Church & Dwight Co., Inc.	3,350	294,700
Clorox Co. (The)	1,650	234,036
Colgate-Palmolive Co.	11,100	874,014
Kimberly-Clark Corp.	4,450	586,465
Procter & Gamble Co. (The)	32,050	4,452,065
Reynolds Consumer Products, Inc.	500	14,530
Spectrum Brands Holdings, Inc.	600	41,724
		$6,497,534

PERSONAL PRODUCTS – 0.2%
BellRing Brands, Inc.*	399	9,632
Coty, Inc., Class A*	4,890	35,795
Estee Lauder Cos., Inc. (The), Class A	3,100	846,610
Olaplex Holdings, Inc.*,#	1,700	29,240
		$921,277

TOBACCO – 0.6%
Altria Group, Inc.	24,150	1,059,219
Philip Morris International, Inc.	20,750	2,015,862
		$3,075,081
TOTAL CONSUMER STAPLES		$32,320,277

ENERGY – 4.8%

ENERGY EQUIPMENT & SERVICES – 0.3%
Baker Hughes Co.	13,900	357,091
ChampionX Corp.	80	1,671
Halliburton Co.	13,413	393,001
NOV, Inc.	5,698	106,040
Schlumberger NV	21,446	794,145
		$1,651,948

OIL, GAS & CONSUMABLE FUELS – 4.5%
Antero Midstream Corp.	5,200	52,312
Antero Resources Corp.*	4,450	176,398
APA Corp.	5,090	189,195
Cheniere Energy, Inc.	3,830	572,891
Chesapeake Energy Corp.	1,950	183,632
Chevron Corp.	29,814	4,882,937
ConocoPhillips	19,628	1,912,356
Continental Resources, Inc.	565	38,923
Coterra Energy, Inc.	10,674	326,518
Devon Energy Corp.	9,986	627,620
Diamondback Energy, Inc.	2,647	338,869
DT Midstream, Inc.	1,475	81,169
Enviva, Inc.	450	31,334

July 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

EOG Resources, Inc.	8,830	$982,073
EQT Corp.	5,500	242,165
Exxon Mobil Corp.	63,993	6,202,841
Hess Corp.	4,190	471,249
HF Sinclair Corp.	2,190	104,726
Kinder Morgan, Inc.	29,805	536,192
Marathon Oil Corp.	10,600	262,880
Marathon Petroleum Corp.	8,150	747,029
New Fortress Energy, Inc.	650	31,831
Occidental Petroleum Corp.	12,360	812,670
ONEOK, Inc.	6,760	403,842
Ovintiv, Inc.	3,850	196,696
PDC Energy, Inc.	1,400	91,966
Phillips 66	7,240	644,360
Pioneer Natural Resources Co.	3,626	859,181
Range Resources Corp.*	3,950	130,627
Southwestern Energy Co.*	16,650	117,549
Targa Resources Corp.	3,400	234,974
Texas Pacific Land Corp.	100	183,385
Valero Energy Corp.	6,170	683,451
Williams Cos., Inc. (The)	18,270	622,824
		$23,976,665
TOTAL ENERGY		$25,628,613

FINANCIALS – 11.1%

BANKS – 3.6%
Bank of America Corp.	97,200	3,286,332
Bank of Hawaii Corp.	520	41,657
Bank OZK	1,750	70,175
BOK Financial Corp.	470	41,374
Citigroup, Inc.	27,282	1,415,936
Citizens Financial Group, Inc.	6,650	252,501
Comerica, Inc.	1,880	146,208
Commerce Bancshares, Inc.	1,437	99,857
Cullen/Frost Bankers, Inc.	790	103,016
East West Bancorp, Inc.	2,023	145,211
Fifth Third Bancorp	9,550	325,846
First Citizens BancShares, Inc., Class A#	200	151,336
First Hawaiian, Inc.	1,750	44,608
First Horizon Corp.	7,134	159,516
First Republic Bank	2,550	414,911
FNB Corp.	4,950	59,202
Huntington Bancshares, Inc.	19,946	265,082
JPMorgan Chase & Co.	40,320	4,651,315
KeyCorp.	12,894	235,960
M&T Bank Corp.§	2,323	412,216
PacWest Bancorp	1,539	43,138
Pinnacle Financial Partners, Inc.	1,000	79,100
PNC Financial Services Group, Inc. (The)	5,710	947,517
Popular, Inc.	1,038	80,621
Prosperity Bancshares, Inc.	1,323	98,021
Regions Financial Corp.	12,906	273,349
Signature Bank	850	157,735
SVB Financial Group*	800	322,840
Synovus Financial Corp.	1,994	80,518
Truist Financial Corp.	18,407	929,001
U.S. Bancorp	18,670	881,224

Description	Number of Shares	Value

Umpqua Holdings Corp.	2,850	$50,189
Webster Financial Corp.	2,562	119,005
Wells Fargo & Co.	52,475	2,302,078
Western Alliance Bancorp	1,495	114,188
Wintrust Financial Corp.	800	68,832
Zions Bancorp NA	1,990	108,555
		$18,978,170

CAPITAL MARKETS – 3.2%
Affiliated Managers Group, Inc.	570	72,037
Ameriprise Financial, Inc.	1,490	402,181
Ares Management Corp., Class A	2,000	143,300
Bank of New York Mellon Corp. (The)	10,620	461,545
BlackRock, Inc.	2,060	1,378,511
Blackstone, Inc.	9,700	990,079
Blue Owl Capital, Inc.#	5,150	58,761
Brookfield Asset Management, Inc., Class A	7	348
Carlyle Group, Inc. (The)	2,750	107,002
Cboe Global Markets, Inc.	1,500	185,070
Charles Schwab Corp. (The)	21,005	1,450,395
CME Group, Inc.	5,000	997,400
Coinbase Global, Inc., Class A*,#	2,200	138,512
Evercore, Inc., Class A	550	54,983
FactSet Research Systems, Inc.	540	232,027
Franklin Resources, Inc.	4,120	113,094
Goldman Sachs Group, Inc. (The)	4,590	1,530,260
Interactive Brokers Group, Inc., Class A	1,198	70,311
Intercontinental Exchange, Inc.	7,890	804,701
Invesco Ltd.	5,220	92,603
Janus Henderson Group PLC#	1,800	46,386
Jefferies Financial Group, Inc.	2,548	82,988
KKR & Co., Inc.	8,034	445,566
Lazard Ltd., Class A#	1,600	60,272
LPL Financial Holdings, Inc.	1,100	230,912
MarketAxess Holdings, Inc.	500	135,390
Moody’s Corp.	2,290	710,472
Morgan Stanley	17,676	1,490,087
Morningstar, Inc.	350	89,372
MSCI, Inc.	1,120	539,101
Nasdaq, Inc.	1,580	285,822
Northern Trust Corp.	2,830	282,377
Raymond James Financial, Inc.	2,665	262,423
Robinhood Markets, Inc., Class A*,#	7,800	70,590
S&P Global, Inc.	4,689	1,767,425
SEI Investments Co.	1,340	74,182
State Street Corp.	5,070	360,173
Stifel Financial Corp.	1,500	89,715
T Rowe Price Group, Inc.	3,180	392,635
Tradeweb Markets, Inc., Class A	1,450	102,254
Virtu Financial, Inc., Class A	1,350	31,496
		$16,832,758

CONSUMER FINANCE – 0.5%
Ally Financial, Inc.	4,713	155,859
American Express Co.	8,340	1,284,527
Bread Financial Holdings, Inc.	90	3,565
Capital One Financial Corp.	5,450	598,573
Credit Acceptance Corp.*,#	100	57,591

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Discover Financial Services	3,780	$381,780
OneMain Holdings, Inc.	1,550	57,660
SLM Corp.	4,210	65,676
SoFi Technologies, Inc.*,#	11,100	70,041
Synchrony Financial	7,000	234,360
Upstart Holdings, Inc.*,#	1,000	24,330
		$2,933,962

DIVERSIFIED FINANCIAL SERVICES – 1.5%
Apollo Global Management, Inc.	6,326	361,215
Berkshire Hathaway, Inc., Class B*	24,946	7,498,768
Equitable Holdings, Inc.	5,243	149,058
Voya Financial, Inc.	1,330	80,013
		$8,089,054

INSURANCE – 2.2%
Aflac, Inc.	8,950	512,835
Alleghany Corp.*	176	147,397
Allstate Corp. (The)	3,830	447,995
American Financial Group, Inc.	950	126,996
American International Group, Inc.	10,980	568,435
Aon PLC, Class A	2,950	858,568
Arch Capital Group Ltd.*	5,120	227,328
Arthur J. Gallagher & Co.	2,930	524,441
Assurant, Inc.	730	128,319
Assured Guaranty Ltd.	900	52,551
Axis Capital Holdings Ltd.	1,130	57,054
Brighthouse Financial, Inc.*	800	34,736
Brown & Brown, Inc.	3,190	207,669
Chubb Ltd.	5,847	1,102,978
Cincinnati Financial Corp.	2,156	209,865
CNA Financial Corp.	150	6,363
Erie Indemnity Co., Class A	320	65,075
Everest Re Group Ltd.	520	135,902
Fidelity National Financial, Inc.	3,491	139,500
First American Financial Corp.	1,278	74,124
Globe Life, Inc.	1,293	130,244
GoHealth, Inc., Class A*	750	413
Hanover Insurance Group, Inc. (The)	450	61,412
Hartford Financial Services Group, Inc. (The)	4,540	292,694
Kemper Corp.	778	36,410
Lincoln National Corp.	2,458	126,194
Loews Corp.	2,700	157,275
Markel Corp.*	180	233,485
Marsh & McLennan Cos., Inc.	6,890	1,129,684
MetLife, Inc.	9,401	594,613
Old Republic International Corp.	3,468	80,700
Primerica, Inc.	523	67,305
Principal Financial Group, Inc.	3,640	243,662
Progressive Corp. (The)	8,130	935,438
Prudential Financial, Inc.	5,180	517,948
Reinsurance Group of America, Inc.	940	108,833
RenaissanceRe Holdings Ltd.	578	74,741
Ryan Specialty Holdings, Inc.*	1,050	45,402
Travelers Cos., Inc. (The)	3,330	528,471
Unum Group	2,760	88,844
W.R. Berkley Corp.	2,880	180,086
White Mountains Insurance Group Ltd.	60	74,366

Description	Number of Shares	Value

Willis Towers Watson PLC	1,550	$320,757
		$11,657,108

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%
AGNC Investment Corp.	6,385	80,515
Annaly Capital Management, Inc.	20,130	138,494
New Residential Investment Corp.	5,650	61,642
Starwood Property Trust, Inc.	4,068	96,086
		$376,737

THRIFTS & MORTGAGE FINANCE – 0.0%**
MGIC Investment Corp.	4,300	60,802
New York Community Bancorp, Inc.#	5,983	63,539
Rocket Cos., Inc., Class A#	1,400	13,328
UWM Holdings Corp.#	1,900	7,163
		$144,832
TOTAL FINANCIALS		$59,012,621

HEALTH CARE – 13.7%

BIOTECHNOLOGY – 2.1%
2seventy bio, Inc.*	16	230
AbbVie, Inc.	23,961	3,438,643
ACADIA Pharmaceuticals, Inc.*	100	1,469
Alnylam Pharmaceuticals, Inc.*	1,650	234,366
Amgen, Inc.	7,264	1,797,622
Biogen, Inc.*	2,000	430,120
BioMarin Pharmaceutical, Inc.*	2,500	215,125
Bluebird Bio, Inc.*	50	203
CureVac NV*	500	6,500
Exact Sciences Corp.*	2,300	103,730
Exelixis, Inc.*	4,200	87,864
Gilead Sciences, Inc.	16,894	1,009,416
Global Blood Therapeutics, Inc.*	50	1,636
Horizon Therapeutics PLC*	3,000	248,910
Incyte Corp.*	2,410	187,209
Ionis Pharmaceuticals, Inc.*	2,050	76,998
Mirati Therapeutics, Inc.*	550	35,420
Moderna, Inc.*	4,600	754,814
Natera, Inc.*	1,150	54,050
Neurocrine Biosciences, Inc.*	1,300	122,369
Novavax, Inc.*,#	1,100	59,961
Regeneron Pharmaceuticals, Inc.*	1,400	814,366
Sarepta Therapeutics, Inc.*	1,115	103,639
Seagen, Inc.*	1,850	332,963
Ultragenyx Pharmaceutical, Inc.*	950	50,616
United Therapeutics Corp.*	590	136,331
Vertex Pharmaceuticals, Inc.*	3,443	965,452
		$11,270,022

HEALTH CARE EQUIPMENT & SUPPLIES – 2.5%
Abbott Laboratories	23,195	2,524,544
ABIOMED, Inc.*	600	175,806
Align Technology, Inc.*	1,060	297,828
Baxter International, Inc.	6,780	397,715
Becton Dickinson & Co.	3,884	948,900
Boston Scientific Corp.*	19,250	790,212
Cooper Cos., Inc. (The)	700	228,900
DENTSPLY SIRONA, Inc.	2,729	98,681

July 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

DexCom, Inc.*	5,300	$435,024
Edwards Lifesciences Corp.*	8,316	836,091
Enovis Corp.*	650	38,818
Envista Holdings Corp.*	2,250	91,463
Globus Medical, Inc., Class A*	1,050	61,625
Hologic, Inc.*	3,290	234,840
ICU Medical, Inc.*	200	35,434
IDEXX Laboratories, Inc.*	1,130	451,073
Insulet Corp.*	900	223,020
Integra LifeSciences Holdings Corp.*	848	46,674
Intuitive Surgical, Inc.*	4,800	1,104,816
Masimo Corp.*	650	93,977
Medtronic PLC	17,976	1,663,140
Novocure Ltd.*	1,350	91,786
Penumbra, Inc.*	500	69,690
QuidelOrtho Corp.*	668	68,163
ResMed, Inc.	1,920	461,798
STERIS PLC	1,200	270,780
Stryker Corp.	4,700	1,009,325
Tandem Diabetes Care, Inc.*	900	59,589
Teleflex, Inc.	610	146,681
Zimmer Biomet Holdings, Inc.	2,760	304,676
Zimvie, Inc.*	301	5,845
		$13,266,914

HEALTH CARE PROVIDERS & SERVICES – 3.1%
Acadia Healthcare Co., Inc.*	1,250	103,638
agilon health, Inc.*	2,400	60,072
Amedisys, Inc.*	400	47,940
AmerisourceBergen Corp.	2,020	294,779
Cardinal Health, Inc.	3,770	224,541
Centene Corp.*	7,880	732,604
Chemed Corp.	200	96,218
Cigna Corp.	4,242	1,168,077
CVS Health Corp.	17,721	1,695,545
DaVita, Inc.*	838	70,526
Elevance Health, Inc.	3,310	1,579,201
Encompass Health Corp.	1,230	62,263
Enhabit, Inc.*	740	12,957
Guardant Health, Inc.*	1,385	69,485
HCA Healthcare, Inc.	3,050	647,881
Henry Schein, Inc.*	1,920	151,354
Humana, Inc.	1,730	833,860
Laboratory Corp. of America Holdings	1,207	316,463
McKesson Corp.	1,950	666,081
Molina Healthcare, Inc.*	800	262,176
Oak Street Health, Inc.*	1,500	43,425
Premier, Inc., Class A	1,700	65,382
Quest Diagnostics, Inc.	1,600	218,512
Signify Health, Inc., Class A*,#	900	15,399
Tenet Healthcare Corp.*	1,450	95,874
UnitedHealth Group, Inc.	12,670	6,871,448
Universal Health Services, Inc., Class B	930	104,597
		$16,510,298

HEALTH CARE TECHNOLOGY – 0.1%
American Well Corp., Class A*	600	2,340
Certara, Inc.*	1,450	33,335

Description	Number of Shares	Value

Change Healthcare, Inc.*	3,200	$77,664
Definitive Healthcare Corp.*	450	11,691
Doximity, Inc., Class A*	1,300	55,016
Teladoc Health, Inc.*	2,177	80,222
Veeva Systems, Inc., Class A*	1,870	418,095
		$678,363

LIFE SCIENCES TOOLS & SERVICES – 1.9%
10X Genomics, Inc., Class A*	1,250	50,187
Agilent Technologies, Inc.	4,040	541,764
Avantor, Inc.*	8,445	245,074
Azenta, Inc.	1,050	71,673
Berkeley Lights, Inc.*	150	673
Bio-Rad Laboratories, Inc., Class A*	290	163,345
Bio-Techne Corp.	500	192,640
Bruker Corp.	1,400	95,970
Charles River Laboratories International, Inc.*	720	180,389
Danaher Corp.	8,780	2,559,107
ICON PLC*	2	483
Illumina, Inc.*	2,090	452,861
IQVIA Holdings, Inc.*	2,530	607,883
Maravai LifeSciences Holdings, Inc., Class A*	1,500	39,135
Mettler-Toledo International, Inc.*	320	431,914
PerkinElmer, Inc.	1,670	255,794
QIAGEN NV*	3,000	148,920
Repligen Corp.*	700	149,352
Sotera Health Co.*	1,100	21,120
Syneos Health, Inc.*	1,350	106,839
Thermo Fisher Scientific, Inc.	5,320	3,183,541
Waters Corp.*	810	294,864
West Pharmaceutical Services, Inc.	1,000	343,560
		$10,137,088

PHARMACEUTICALS – 4.0%
AstraZeneca PLC, ADR	1	66
Bristol-Myers Squibb Co.	28,826	2,126,782
Catalent, Inc.*	2,350	265,785
Elanco Animal Health, Inc.*	5,800	117,508
Eli Lilly & Co.	11,380	3,751,872
Jazz Pharmaceuticals PLC*	860	134,212
Johnson & Johnson	35,600	6,212,912
Merck & Co., Inc.	34,216	3,056,857
Organon & Co.	3,666	116,286
Perrigo Co. PLC	1,808	75,701
Pfizer, Inc.	76,453	3,861,641
Reata Pharmaceuticals, Inc., Class A*	50	1,534
Royalty Pharma PLC, Class A	4,900	213,101
Viatris, Inc.	16,005	155,089
Zoetis, Inc.	6,331	1,155,724
		$21,245,070
TOTAL HEALTH CARE		$73,107,755

INDUSTRIALS – 8.5%

AEROSPACE & DEFENSE – 1.6%
Axon Enterprise, Inc.*	900	99,171
Boeing Co. (The)*	7,490	1,193,232
BWX Technologies, Inc.	1,255	71,133
Curtiss-Wright Corp.	565	81,044

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

General Dynamics Corp.	3,330	$754,811
HEICO Corp.	550	86,740
HEICO Corp., Class A	1,202	153,471
Hexcel Corp.	1,150	69,587
Howmet Aerospace, Inc.	5,016	186,244
Huntington Ingalls Industries, Inc.	545	118,178
L3Harris Technologies, Inc.	2,632	631,601
Lockheed Martin Corp.	3,240	1,340,744
Mercury Systems, Inc.*	850	50,159
Northrop Grumman Corp.	2,020	967,378
Raytheon Technologies Corp.	20,354	1,897,196
Spirit AeroSystems Holdings, Inc., Class A	1,540	50,543
Textron, Inc.	2,903	190,553
TransDigm Group, Inc.*	740	460,532
Woodward, Inc.	875	91,612
		$8,493,929

AIR FREIGHT & LOGISTICS – 0.6%
C.H. Robinson Worldwide, Inc.	1,684	186,419
Expeditors International of Washington, Inc.	2,380	252,875
FedEx Corp.	3,260	759,873
GXO Logistics, Inc.*	1,450	69,600
United Parcel Service, Inc., Class B	10,030	1,954,747
		$3,223,514

AIRLINES – 0.2%
Alaska Air Group, Inc.*	1,625	72,036
American Airlines Group, Inc.*,#	8,993	123,294
Copa Holdings SA, Class A*	400	26,888
Delta Air Lines, Inc.*	8,640	274,752
JetBlue Airways Corp.*	3,750	31,575
Southwest Airlines Co.*	7,980	304,198
United Airlines Holdings, Inc.*	4,583	168,425
		$1,001,168

BUILDING PRODUCTS – 0.5%
A.O. Smith Corp.	1,700	107,559
Advanced Drainage Systems, Inc.	850	100,810
Allegion PLC	1,133	119,758
Armstrong World Industries, Inc.	628	56,112
AZEK Co., Inc. (The)*	1,500	31,020
Builders FirstSource, Inc.*	2,300	156,400
Carlisle Cos., Inc.	690	204,309
Carrier Global Corp.	11,600	470,148
Fortune Brands Home & Security, Inc.	1,710	119,153
Hayward Holdings, Inc.*	650	7,586
Johnson Controls International PLC	9,431	508,425
Lennox International, Inc.	450	107,788
Masco Corp.	3,230	178,877
Owens Corning	1,248	115,740
Trane Technologies PLC	3,200	470,368
Trex Co., Inc.*	1,594	102,845
		$2,856,898

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Cintas Corp.	1,220	519,098
Clean Harbors, Inc.*	750	73,193
Copart, Inc.*	2,950	377,895
Driven Brands Holdings, Inc.*	450	13,671

Description	Number of Shares	Value

IAA, Inc.*	1,968	$74,253
MSA Safety, Inc.	450	57,753
Republic Services, Inc.	2,790	386,861
Rollins, Inc.	3,050	117,639
Stericycle, Inc.*	1,235	57,884
Tetra Tech, Inc.	700	107,289
Waste Management, Inc.	5,740	944,574
		$2,730,110

CONSTRUCTION & ENGINEERING – 0.1%
AECOM	1,825	131,400
MasTec, Inc.*	750	59,198
MDU Resources Group, Inc.	2,800	79,996
Quanta Services, Inc.	1,888	261,922
Valmont Industries, Inc.	260	70,585
WillScot Mobile Mini Holdings Corp.*	3,000	115,830
		$718,931

ELECTRICAL EQUIPMENT – 0.7%
Acuity Brands, Inc.	500	91,200
AMETEK, Inc.	3,160	390,260
ChargePoint Holdings, Inc.*,#	2,700	40,797
Eaton Corp. PLC	5,428	805,461
Emerson Electric Co.	8,090	728,666
Generac Holdings, Inc.*	847	227,250
GrafTech International Ltd.	150	1,155
Hubbell, Inc.	740	162,075
nVent Electric PLC	2,216	78,247
Plug Power, Inc.*,#	6,950	148,313
Regal Rexnord Corp.	900	120,870
Rockwell Automation, Inc.	1,570	400,790
Sensata Technologies Holding PLC	2,148	95,522
Sunrun, Inc.*	2,950	96,435
Vertiv Holdings Co.	4,200	47,964
		$3,435,005

INDUSTRIAL CONGLOMERATES – 0.8%
3M Co.	7,730	1,107,245
General Electric Co.	14,965	1,106,063
Honeywell International, Inc.	9,300	1,789,878
		$4,003,186

MACHINERY – 1.6%
AGCO Corp.	845	92,037
Allison Transmission Holdings, Inc.	1,200	50,244
Caterpillar, Inc.	7,300	1,447,225
Crane Holdings Co.	700	69,251
Cummins, Inc.	1,880	416,063
Deere & Co.	3,840	1,317,811
Donaldson Co., Inc.	1,660	90,321
Dover Corp.	2,010	268,697
Esab Corp.	649	26,752
Flowserve Corp.	1,798	60,844
Fortive Corp.	4,890	315,160
Gates Industrial Corp. PLC*	1,200	14,760
Graco, Inc.	2,320	155,811
IDEX Corp.	1,120	233,800
Illinois Tool Works, Inc.	4,250	882,980
Ingersoll Rand, Inc.	5,444	271,111

July 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

ITT, Inc.	1,185	$88,911
Lincoln Electric Holdings, Inc.	750	106,080
Middleby Corp. (The)*	750	108,518
Nordson Corp.	800	184,792
Oshkosh Corp.	940	80,934
Otis Worldwide Corp.	5,775	451,432
PACCAR, Inc.	4,640	424,653
Parker-Hannifin Corp.	1,710	494,344
Pentair PLC	2,314	113,131
Snap-on, Inc.	680	152,354
Stanley Black & Decker, Inc.	1,970	191,740
Timken Co. (The)	800	52,304
Toro Co. (The)	1,380	118,666
Trinity Industries, Inc.	100	2,595
Westinghouse Air Brake Technologies Corp.	2,365	221,057
Xylem, Inc.	2,510	230,995
		$8,735,373

MARINE – 0.0%**
Kirby Corp.*	800	50,752

PROFESSIONAL SERVICES – 0.5%
Booz Allen Hamilton Holding Corp.	1,750	167,965
CACI International, Inc., Class A*	353	106,708
Clarivate PLC*	6,400	92,736
CoStar Group, Inc.*	5,400	391,986
Dun & Bradstreet Holdings, Inc.*	3,100	48,856
Equifax, Inc.	1,610	336,345
FTI Consulting, Inc.*	500	81,780
Jacobs Engineering Group, Inc.	1,700	233,410
KBR, Inc.	1,900	101,137
Leidos Holdings, Inc.	1,900	203,300
ManpowerGroup, Inc.	810	63,512
Nielsen Holdings PLC	5,150	123,343
Robert Half International, Inc.	1,548	122,509
Science Applications International Corp.	800	77,496
TransUnion	2,600	205,998
Verisk Analytics, Inc.	2,150	409,037
		$2,766,118

ROAD & RAIL – 1.1%
AMERCO	113	60,690
Avis Budget Group, Inc.*	350	63,711
CSX Corp.	29,750	961,817
Hertz Global Holdings, Inc.*,#	3,250	69,615
JB Hunt Transport Services, Inc.	1,130	207,095
Knight-Swift Transportation Holdings, Inc.	2,085	114,571
Landstar System, Inc.	490	76,724
Lyft, Inc., Class A*	4,300	59,598
Norfolk Southern Corp.	3,210	806,256
Old Dominion Freight Line, Inc.	1,400	424,914
Ryder System, Inc.	640	50,125
Schneider National, Inc., Class B	773	19,580
Uber Technologies, Inc.*	25,800	605,010
Union Pacific Corp.	8,570	1,947,961
XPO Logistics, Inc.*	1,450	86,623
		$5,554,290

Description	Number of Shares	Value

TRADING COMPANIES & DISTRIBUTORS – 0.3%
Air Lease Corp.	1,450	$53,810
Core & Main, Inc., Class A*	550	13,277
Fastenal Co.	8,090	415,502
MSC Industrial Direct Co., Inc., Class A	590	48,769
SiteOne Landscape Supply, Inc.*	550	76,632
United Rentals, Inc.*	970	312,990
Univar Solutions, Inc.*	2,300	62,192
Watsco, Inc.	450	123,277
WESCO International, Inc.*	600	76,704
WW Grainger, Inc.	640	347,859
		$1,531,012
TOTAL INDUSTRIALS		$45,100,286

INFORMATION TECHNOLOGY – 27.1%

COMMUNICATIONS EQUIPMENT – 0.8%
Arista Networks, Inc.*	3,400	396,542
Ciena Corp.*	1,973	101,807
Cisco Systems, Inc.	57,250	2,597,432
CommScope Holding Co., Inc.*	1,050	9,482
F5, Inc.*	863	144,432
Juniper Networks, Inc.	4,640	130,059
Lumentum Holdings, Inc.*	900	81,414
Motorola Solutions, Inc.	2,230	532,056
Ubiquiti, Inc.#	50	15,081
Viasat, Inc.*	950	31,283
		$4,039,588

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	8,050	620,896
Arrow Electronics, Inc.*	885	113,430
Avnet, Inc.	1,150	55,051
CDW Corp.	1,790	324,939
Cognex Corp.	2,250	114,705
Corning, Inc.	10,320	379,363
II-VI, Inc.*	1,718	90,436
IPG Photonics Corp.*	500	53,290
Jabil, Inc.	1,958	116,188
Keysight Technologies, Inc.*	2,450	398,370
Littelfuse, Inc.	343	95,652
National Instruments Corp.	1,720	65,360
TD SYNNEX Corp.	493	49,507
Teledyne Technologies, Inc.*	643	251,670
Trimble, Inc.*	3,330	231,202
Vontier Corp.	1,956	50,465
Zebra Technologies Corp., Class A*	700	250,383
		$3,260,907

IT SERVICES – 4.5%
Accenture PLC, Class A	8,750	2,679,775
Affirm Holdings, Inc.*,#	2,500	67,100
Akamai Technologies, Inc.*	2,150	206,873
Amdocs Ltd.	1,770	154,096
Automatic Data Processing, Inc.	5,780	1,393,674
BigCommerce Holdings, Inc.*	50	782
Block, Inc., Class A*	7,100	540,026
Broadridge Financial Solutions, Inc.	1,680	269,724
Cloudflare, Inc., Class A*	3,900	196,248

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Cognizant Technology Solutions Corp., Class A	7,160	$486,594
Concentrix Corp.	593	79,320
DXC Technology Co.*	3,526	111,422
EPAM Systems, Inc.*	750	261,937
Euronet Worldwide, Inc.*	665	65,350
Fastly, Inc., Class A*	700	7,959
Fidelity National Information Services, Inc.	8,350	853,036
Fiserv, Inc.*	8,160	862,349
FleetCor Technologies, Inc.*	1,050	231,094
Gartner, Inc.*	1,050	278,754
Genpact Ltd.	2,545	122,364
Global Payments, Inc.	3,763	460,290
Globant SA*	550	109,582
GoDaddy, Inc., Class A*	2,150	159,487
International Business Machines Corp.	12,360	1,616,564
Jack Henry & Associates, Inc.	1,000	207,770
Kyndryl Holdings, Inc.*	2,412	25,254
Mastercard, Inc., Class A	11,870	4,199,487
MongoDB, Inc.*	865	270,286
Okta, Inc.*	1,700	167,365
Paychex, Inc.	4,420	566,998
PayPal Holdings, Inc.*	15,915	1,377,125
Shift4 Payments, Inc., Class A*	700	25,501
Snowflake, Inc., Class A*	2,650	397,261
SolarWinds Corp.	437	4,680
SS&C Technologies Holdings, Inc.	3,000	177,510
Switch, Inc., Class A	2,000	67,620
Thoughtworks Holding, Inc.*	1,150	18,009
Toast, Inc., Class A*	3,150	50,337
Twilio, Inc., Class A*	2,300	195,040
VeriSign, Inc.*	1,250	236,450
Visa, Inc., Class A	22,670	4,808,534
Western Union Co. (The)	5,190	88,334
WEX, Inc.*	615	102,219
Wix.com Ltd.*	800	47,464
		$24,247,644

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.0%
Advanced Micro Devices, Inc.*	22,268	2,103,658
Allegro MicroSystems, Inc.*	450	11,174
Analog Devices, Inc.	7,192	1,236,736
Applied Materials, Inc.	12,130	1,285,537
Broadcom, Inc.	5,533	2,962,811
Cirrus Logic, Inc.*	850	72,641
Enphase Energy, Inc.*	1,800	511,524
Entegris, Inc.	1,950	214,305
First Solar, Inc.*	1,450	143,796
GLOBALFOUNDRIES, Inc.*,#	900	46,332
Intel Corp.	56,370	2,046,795
KLA Corp.	2,050	786,257
Lam Research Corp.	1,930	965,984
Lattice Semiconductor Corp.*	1,850	113,775
Marvell Technology, Inc.	11,661	649,284
Microchip Technology, Inc.	7,378	508,049
Micron Technology, Inc.	15,350	949,551
MKS Instruments, Inc.	783	92,551
Monolithic Power Systems, Inc.	630	292,774
NVIDIA Corp.	33,195	6,029,208

Description	Number of Shares	Value

ON Semiconductor Corp.*	6,028	$402,550
Qorvo, Inc.*	1,400	145,698
QUALCOMM, Inc.	15,430	2,238,276
Skyworks Solutions, Inc.	2,150	234,092
SolarEdge Technologies, Inc.*	25	9,003
Teradyne, Inc.	2,200	221,958
Texas Instruments, Inc.	12,700	2,271,903
Universal Display Corp.	600	69,276
Wolfspeed, Inc.*	1,575	131,198
		$26,746,696

SOFTWARE – 9.5%
Adobe, Inc.*	6,560	2,690,387
Alteryx, Inc., Class A*	850	41,166
ANSYS, Inc.*	1,230	343,158
AppLovin Corp., Class A*,#	3,200	113,728
Aspen Technology, Inc.*	417	85,106
Atlassian Corp. PLC, Class A*	1,900	397,708
Autodesk, Inc.*	2,980	644,634
Avalara, Inc.*	1,183	103,418
Bentley Systems, Inc., Class B	2,400	95,040
Bill.com Holdings, Inc.*	1,300	175,604
Black Knight, Inc.*	2,087	137,074
Cadence Design Systems, Inc.*	3,760	699,661
CCC Intelligent Solutions Holdings, Inc.*	2,300	22,977
Ceridian HCM Holding, Inc.*	1,875	102,694
Citrix Systems, Inc.	1,740	176,453
Confluent, Inc., Class A*	1,750	44,538
Coupa Software, Inc.*	1,050	68,691
Crowdstrike Holdings, Inc., Class A*	2,869	526,748
Datadog, Inc., Class A*	3,498	356,831
DocuSign, Inc.*	2,650	169,547
Dolby Laboratories, Inc., Class A	990	76,626
DoubleVerify Holdings, Inc.*	650	14,905
Dropbox, Inc., Class A*	3,700	84,138
Dynatrace, Inc.*	2,773	104,348
Elastic NV*	1,050	83,884
Everbridge, Inc.*	150	3,771
Fair Isaac Corp.*	350	161,710
Five9, Inc.*	993	107,363
Fortinet, Inc.*	9,050	539,832
Guidewire Software, Inc.*	1,150	89,378
HubSpot, Inc.*	603	185,724
Informatica, Inc., Class A*,#	500	11,450
Intuit, Inc.	3,800	1,733,446
Jamf Holding Corp.*	700	17,108
Mandiant, Inc.*	2,900	66,062
Manhattan Associates, Inc.*	873	122,805
Microsoft Corp.	103,149	28,958,050
N-Able, Inc.*	436	4,282
nCino, Inc.*	800	25,832
NCR Corp.*	1,620	52,569
New Relic, Inc.*	750	45,503
NortonLifeLock, Inc.	7,520	184,466
Nutanix, Inc., Class A*	2,950	44,634
Oracle Corp.	20,760	1,615,958
Palantir Technologies, Inc., Class A*	24,400	252,540
Palo Alto Networks, Inc.*	1,340	668,794

July 31, 2022 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Paycom Software, Inc.*	700	$231,343
Paycor HCM, Inc.*	400	10,676
Paylocity Holding Corp.*	525	108,113
Pegasystems, Inc.	620	24,893
Procore Technologies, Inc.*	1,000	51,700
PTC, Inc.*	1,450	178,901
RingCentral, Inc., Class A*	1,150	56,914
Roper Technologies, Inc.	1,450	633,171
Salesforce, Inc.*	13,216	2,432,008
SentinelOne, Inc., Class A*	2,350	58,397
ServiceNow, Inc.*	2,750	1,228,315
Smartsheet, Inc., Class A*	1,705	51,252
Splunk, Inc.*	2,150	223,406
Synopsys, Inc.*	2,100	771,750
Teradata Corp.*	1,370	52,457
Trade Desk, Inc. (The), Class A*	6,000	270,000
Tyler Technologies, Inc.*	550	219,450
UiPath, Inc., Class A*	5,200	95,316
Unity Software, Inc.*,#	2,900	108,431
VMware, Inc., Class A	2,819	327,568
Workday, Inc., Class A*	2,650	411,015
Zendesk, Inc.*	1,665	125,574
Zoom Video Communications, Inc., Class A*	3,438	357,071
Zscaler, Inc.*	1,150	178,319
		$50,456,381

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.7%
Apple, Inc.	210,790	34,255,483
Dell Technologies, Inc., Class C	3,669	165,325
Hewlett Packard Enterprise Co.	17,640	251,194
HP, Inc.	14,490	483,821
NetApp, Inc.	3,053	217,770
Pure Storage, Inc., Class A*	3,845	109,006
Western Digital Corp.*	4,233	207,840
Xerox Holdings Corp.	50	857
		$35,691,296
TOTAL INFORMATION TECHNOLOGY		$144,442,512

MATERIALS – 2.7%

CHEMICALS – 1.7%
Air Products & Chemicals, Inc.	3,000	744,690
Albemarle Corp.	1,550	378,680
Ashland Global Holdings, Inc.	700	70,329
Axalta Coating Systems Ltd.*	2,710	68,346
Celanese Corp.	1,400	164,514
CF Industries Holdings, Inc.	2,750	262,597
Chemours Co. (The)	2,150	76,519
Corteva, Inc.	9,712	558,926
Dow, Inc.	9,779	520,341
DuPont de Nemours, Inc.	6,812	417,099
Eastman Chemical Co.	1,750	167,877
Ecolab, Inc.	3,400	561,578
Element Solutions, Inc.	3,100	61,256
FMC Corp.	1,750	194,425
Ginkgo Bioworks Holdings, Inc.*,#	11,000	31,460
Huntsman Corp.	2,600	75,296
International Flavors & Fragrances, Inc.	3,400	421,770

Description	Number of Shares	Value

Linde PLC	6,750	$2,038,500
LyondellBasell Industries NV, Class A	3,600	320,832
Mosaic Co. (The)	4,765	250,925
NewMarket Corp.	100	31,080
Olin Corp.	1,950	101,926
PPG Industries, Inc.	3,100	400,799
RPM International, Inc.	1,700	153,680
Scotts Miracle-Gro Co. (The)	545	48,478
Sherwin-Williams Co. (The)	3,200	774,208
Valvoline, Inc.	2,250	72,495
Westlake Corp.	450	43,803
		$9,012,429

CONSTRUCTION MATERIALS – 0.1%
Eagle Materials, Inc.	500	63,225
Martin Marietta Materials, Inc.	800	281,664
Vulcan Materials Co.	1,700	281,061
		$625,950

CONTAINERS & PACKAGING – 0.4%
Amcor PLC	20,201	261,603
AptarGroup, Inc.	865	93,212
Ardagh Metal Packaging SA	1,750	11,830
Avery Dennison Corp.	1,100	209,506
Ball Corp.	4,200	308,364
Berry Global Group, Inc.*	1,693	97,601
Crown Holdings, Inc.	1,618	164,518
Graphic Packaging Holding Co.	4,055	90,224
International Paper Co.	4,750	203,158
Packaging Corp. of America	1,200	168,732
Sealed Air Corp.	2,000	122,240
Silgan Holdings, Inc.	1,155	51,398
Sonoco Products Co.	1,430	90,791
Westrock Co.	3,550	150,378
		$2,023,555

METALS & MINING – 0.5%
Alcoa Corp.	2,500	127,225
Cleveland-Cliffs, Inc.*	7,300	129,283
Freeport-McMoRan, Inc.	19,450	613,647
MP Materials Corp.*	1,150	38,606
Newmont Corp.	10,850	491,288
Nucor Corp.	3,550	482,090
Reliance Steel & Aluminum Co.	800	152,200
Royal Gold, Inc.	858	89,893
Southern Copper Corp.	1,150	57,270
SSR Mining, Inc.	2,450	40,327
Steel Dynamics, Inc.	2,400	186,912
United States Steel Corp.	3,700	87,505
		$2,496,246

PAPER & FOREST PRODUCTS – 0.0%**
Louisiana-Pacific Corp.	1,100	69,993
Sylvamo Corp.	9	353
		$70,346
TOTAL MATERIALS		$14,228,526

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

REAL ESTATE – 3.2%

REAL ESTATE INVESTMENT TRUSTS – 3.1%
Alexandria Real Estate Equities, Inc.	2,115	$350,625
American Campus Communities, Inc.	1,850	120,842
American Homes 4 Rent, Class A	3,990	151,141
American Tower Corp.	6,010	1,627,688
Americold Realty Trust, Inc.	3,440	112,660
Apartment Income REIT Corp.	1,904	86,327
Apartment Investment & Management Co., Class A*	2,854	23,745
AvalonBay Communities, Inc.	1,822	389,799
Boston Properties, Inc.	2,050	186,878
Brandywine Realty Trust	250	2,338
Brixmor Property Group, Inc.	3,750	86,925
Camden Property Trust	1,320	186,252
Cousins Properties, Inc.	1,833	56,548
Crown Castle International Corp.	5,540	1,000,856
CubeSmart	2,983	136,830
Digital Realty Trust, Inc.	3,660	484,767
Douglas Emmett, Inc.	2,210	52,244
Duke Realty Corp.	4,960	310,298
EastGroup Properties, Inc.	500	85,270
Empire State Realty Trust, Inc., Class A	400	3,412
EPR Properties	1,000	53,810
Equinix, Inc.	1,181	831,117
Equity LifeStyle Properties, Inc.	2,350	172,772
Equity Residential	4,700	368,433
Essex Property Trust, Inc.	823	235,814
Extra Space Storage, Inc.	1,650	312,708
Federal Realty OP LP	998	105,399
First Industrial Realty Trust, Inc.	1,600	83,120
Gaming and Leisure Properties, Inc.	2,959	153,838
Healthcare Realty Trust, Inc.	2,930	76,913
Healthpeak Properties, Inc.	6,880	190,094
Highwoods Properties, Inc.	1,290	45,885
Host Hotels & Resorts, Inc.	9,080	161,715
Hudson Pacific Properties, Inc.	1,303	19,597
Invitation Homes, Inc.	7,700	300,531
Iron Mountain, Inc.	3,806	184,553
JBG SMITH Properties	1,571	39,966
Kilroy Realty Corp.	1,525	82,625
Kimco Realty Corp.	7,606	168,169
Lamar Advertising Co., Class A	1,050	106,113
Life Storage, Inc.	1,025	129,037
Medical Properties Trust, Inc.	7,350	126,714
Mid-America Apartment Communities, Inc.	1,521	282,495
National Retail Properties, Inc.	2,315	110,217
National Storage Affiliates Trust	1,100	60,324
Omega Healthcare Investors, Inc.#	2,900	89,900
Orion Office REIT, Inc.	724	7,921
Paramount Group, Inc.	350	2,748
Park Hotels & Resorts, Inc.	3,150	49,109
Prologis, Inc.	9,417	1,248,318
Public Storage	2,010	656,084
Rayonier, Inc.	1,915	72,291
Realty Income Corp.	7,640	565,284
Regency Centers Corp.	2,233	143,872

Description	Number of Shares	Value

Rexford Industrial Realty, Inc.	2,150	$140,631
SBA Communications Corp.	1,350	453,316
Simon Property Group, Inc.	4,143	450,096
SL Green Realty Corp.	860	42,699
Spirit Realty Capital, Inc.	1,750	77,595
STORE Capital Corp.	3,355	97,362
Sun Communities, Inc.	1,550	254,138
UDR, Inc.	4,180	202,312
Ventas, Inc.	5,086	273,525
VICI Properties, Inc.	12,288	420,127
Vornado Realty Trust	2,326	70,687
Welltower, Inc.	5,820	502,499
Weyerhaeuser Co.	9,542	346,565
WP Carey, Inc.#	2,500	223,250
		$16,247,733

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CBRE Group, Inc., Class A*	4,210	360,460
Howard Hughes Corp. (The)*	408	28,923
Jones Lang LaSalle, Inc.*	578	110,207
Opendoor Technologies, Inc.*,#	5,850	28,723
WeWork, Inc., Class A*,#	1,650	7,871
Zillow Group, Inc., Class A*	500	17,500
Zillow Group, Inc., Class C*	2,595	90,514
		$644,198
TOTAL REAL ESTATE		$16,891,931

UTILITIES – 2.8%

ELECTRIC UTILITIES – 1.7%
Alliant Energy Corp.	3,200	194,976
American Electric Power Co., Inc.	7,100	699,776
Avangrid, Inc.#	850	41,421
Constellation Energy Corp.	4,433	293,021
Duke Energy Corp.	10,400	1,143,272
Edison International	4,950	335,461
Entergy Corp.	2,800	322,364
Evergy, Inc.	2,950	201,367
Eversource Energy	4,600	405,812
Exelon Corp.	13,400	622,966
FirstEnergy Corp.	7,250	297,975
Hawaiian Electric Industries, Inc.	1,400	59,220
IDACORP, Inc.	650	72,618
NextEra Energy, Inc.	26,550	2,243,209
NRG Energy, Inc.	3,250	122,688
OGE Energy Corp.	2,713	111,450
PG&E Corp.*	20,700	224,802
Pinnacle West Capital Corp.	1,550	113,879
PPL Corp.	9,700	282,076
Southern Co. (The)	14,300	1,099,527
Xcel Energy, Inc.	7,250	530,555
		$9,418,435

GAS UTILITIES – 0.1%
Atmos Energy Corp.	1,900	230,641
National Fuel Gas Co.	1,200	86,808
UGI Corp.	2,900	125,164
		$442,613

July 31, 2022 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%
AES Corp. (The)	8,950	$198,869
Brookfield Renewable Corp., Class A	1,750	68,460
Vistra Corp.	6,050	156,392
		$423,721

MULTI-UTILITIES – 0.8%
Ameren Corp.	3,600	335,232
CenterPoint Energy, Inc.	8,750	277,288
CMS Energy Corp.	4,000	274,920
Consolidated Edison, Inc.	4,950	491,386
Dominion Energy, Inc.	10,893	893,008
DTE Energy Co.	2,700	351,810
NiSource, Inc.	5,450	165,680
Public Service Enterprise Group, Inc.	6,600	433,422
Sempra Energy	4,200	696,360
WEC Energy Group, Inc.	4,150	430,812
		$4,349,918

WATER UTILITIES – 0.1%
American Water Works Co., Inc.	2,450	380,828
Essential Utilities, Inc.	3,200	166,208
		$547,036
TOTAL UTILITIES		$15,181,723

TOTAL COMMON STOCKS (COST $176,224,619)		$530,235,795

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**
Brookfield Property Preferred LP 6.25%#	400	8,288
TOTAL REAL ESTATE		$8,288

TOTAL PREFERRED STOCK (COST $9,880)		$8,288

RIGHTS – 0.0%**
Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	12

TOTAL RIGHTS (COST $0)		$12

WARRANTS – 0.0%**
Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	72,298

TOTAL WARRANTS (COST $0)		$72,298

INVESTMENT COMPANIES – 0.2%

EQUITY FUNDS – 0.2%
iShares Russell 1000 ETF#	1,850	419,987
iShares Russell 1000 Growth ETF#	850	208,394
iShares Russell 1000 Value ETF	1,290	199,344
TOTAL EQUITY FUNDS		$827,725

TOTAL INVESTMENT COMPANIES (COST $758,000)		$827,725

Description	Number of Shares	Value

MONEY MARKET FUND – 0.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	214,206	$214,206

TOTAL MONEY MARKET FUND (COST $214,206)		$214,206

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.7%

REPURCHASE AGREEMENTS – 0.7%
Bank of America Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $674,198, collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 7/01/43 to 7/01/52; total market value of $687,550.	$674,069	674,069
Daiwa Capital Markets America, 2.30%, dated 7/29/22, due 8/01/22, repurchase price $674,198, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 7/31/22 to 7/01/52; total market value of $687,550.	674,069	674,069
Deutsche Bank Securities, Inc., 2.23%, dated 7/29/22, due 8/01/22, repurchase price $268,150, collateralized by U.S. Treasury Securities, 0.13% to 3.88%, maturing 4/15/23 to 2/15/52; total market value of $273,462.	268,100	268,100
HSBC Securities USA, Inc., 2.26%, dated 7/29/22, due 8/01/22, repurchase price $674,196, collateralized by U.S. Government Agency Securities, 2.50% to 4.00%, maturing 3/20/45 to 10/20/51; total market value of $687,550.	674,069	674,069
RBC Dominion Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $674,198, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.50%, maturing 8/25/22 to 5/20/52; total market value of $687,550.	674,069	674,069
Truist Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $674,198, collateralized by a U.S. Treasury Security, 1.25%, maturing 3/31/28; total market value of $687,550.	674,069	674,069

TOTAL REPURCHASE AGREEMENTS (COST $3,638,445)		$3,638,445

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,638,445)		$3,638,445

TOTAL INVESTMENTS – 100.5% (COST $180,845,150)		$534,996,769

COLLATERAL FOR SECURITIES ON LOAN – (0.7%)		(3,638,445)

OTHER ASSETS LESS LIABILITIES – 0.2%		727,398

TOTAL NET ASSETS – 100.0%		$532,085,722

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$530,235,795	$—	$—	$530,235,795

Preferred Stock	8,288	—	—	8,288

Rights	12	—	—	12

Warrants	72,298	—	—	72,298

Investment Companies	827,725	—	—	827,725

Money Market Fund	214,206	—	—	214,206

Repurchase Agreements	—	3,638,445	—	3,638,445

Total	$531,358,324	$3,638,445	$—	$534,996,769

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

§	Affiliated company.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)